SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                /  /
                                                                        --

         Pre-Effective Amendment No.                                   /  /
         Post-Effective Amendment No.    26                            /X/
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         / /

         Amendment No.   27                                            /X /
                        (Check appropriate box or boxes.)

               AmeriPrime Funds - File Nos. 33-96826 and 811-9096
             1793 Kingswood Drive, Suite 200, Southlake, Texas 76092
                (Address of Principal Executive Offices) Zip Code

Registrant's Telephone Number, including Area Code:   (817) 431-2197
Kenneth Trumpfheller, 1793 Kingswood Dr., Suite 200, Southlake, TX  76092
                  (Name and Address of Agent for Service)

                                  With copy to:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

         / / immediately upon filing pursuant to paragraph (b) / / on February 13, 1999 pursuant to paragraph (b)
         / / 60 days after filing pursuant to paragraph (a)(1)
        / / on (date) pursuant to paragraph (a)(1)
        /X/ 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS                                                 _______________, 1999

                              SHEPHERD VALUES FUNDS

                         6760 Corporate Drive, Suite 230
                           Colorado Springs, CO 80919

               For Information, Shareholder Services and Requests:
                                 (877) 636-2766

SHEPHERD VALUES MARKET NEUTRAL FUND: The investment objective of the Market Neutral Fund is long term capital appreciation while maintaining minimal exposure to general equity market risk. The Fund seeks to achieve this objective by taking long positions in U.S. equity securities that its advisor, Cornerstone Capital Management, Inc. (the "Advisor"), has identified as undervalued, and short positions in stocks that the Advisor has identified as overvalued, based on certain financial characteristics. This strategy is commonly referred to as "market neutral investing."

SHEPHERD VALUES GROWTH FUND: The investment objective of the Growth Fund is long term capital appreciation. The Fund seeks to achieve this objective by investing primarily in common stocks which the Advisor believes are undervalued by the market. In searching for investments for the Fund, the Advisor employs a style that focuses on securities with a low current price relative to the Advisor's view regarding long term intrinsic value.

SHEPHERD VALUES VIF EQUITY FUND: The investment objective of the VIF Equity Fund is to track the performance of the VIF 400 Values Index, which is composed of approximately 400 of the S&P 500 stocks, screened to satisfy certain traditional Judeo Christian values.

SHEPHERD VALUES SMALL-CAP FUND. The investment objective of the Small-Cap Fund is long term capital appreciation. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of small capitalization U.S. companies.

SHEPHERD VALUES INTERNATIONAL FUND. The investment objective of the International Fund is long term capital appreciation. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of foreign companies.

SHEPHERD VALUES FIXED INCOME FUND. The investment objective of the Fixed Income Fund is maximum total return consistent with the preservation of capital. The Fund seeks to achieve this objective by investing primarily in a broad range of investment grade fixed income securities.



         THE FUNDS WILL NOT KNOWINGLY INVEST IN AND ACQUIRE OWNERSHIP IN BUSINESSES THAT ARE ENGAGED, DIRECTLY OR THROUGH SUBSIDIARIES, IN THE ALCOHOLIC BEVERAGE, TOBACCO, PORNOGRAPHIC AND GAMBLING INDUSTRIES OR COMPANIES INVOLVED IN THE BUSINESS OF ABORTING LIFE BEFORE BIRTH. IN ADDITION, THE ADVISOR RESERVES THE RIGHT TO EXERCISE ITS BEST JUDGEMENT TO EXCLUDE OWNERSHIP IN OTHER COMPANIES WHOSE CORPORATE PRACTICES COULD BE FOUND OFFENSIVE TO TRADITIONAL JUDEO CHRISTIAN VALUES.

         Each Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, distributed by AmeriPrime Financial Securities, Inc. This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated ___________________, 1999 has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated herein by reference, and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                            SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in each Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE FUND PERFORMANCE OR EXPENSES, BOTH OF WHICH MAY VARY.

         Shareholders should be aware that the Funds, unlike most other mutual funds, do not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor do they pay directly any general administrative expenses. The Advisor pays all of the expenses of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested person trustees and extraordinary expenses.

                                                                            MARKET NEUTRAL            GROWTH             VIF EQUITY
SHAREHOLDER TRANSACTION EXPENSES                                                 FUND                  FUND                  FUND

Maximum Sales Load Imposed on Purchases (as a percentage of offering            3.50%                  3.50%                3.50%
price)
Sales Load Imposed on Reinvested Dividends                                       None                  None                 None
ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
Management Fees                                                                 2.25%                  1.75%                1.00%
12b-1 Charges                                                                   0.00%                  0.00%                0.00%
Other Expenses1                                                                 0.00%                  0.00%                0.00%
Total Fund Operating Expenses2                                                  2.25%                  1.75%                1.00%

1 EACH FUND ESTIMATES THAT OTHER EXPENSES (FEES AND EXPENSES OF THE TRUSTEES WHO ARE NOT "INTERESTED PERSONS" AS DEFINED IN THE INVESTMENT COMPANY ACT) WILL BE LESS THAN .005% OF AVERAGE NET ASSETS FOR THE FIRST FISCAL YEAR. 2 EACH FUND'S TOTAL OPERATING EXPENSES ARE EQUAL TO THE MANAGEMENT FEE PAID TO THE ADVISOR BECAUSE THE ADVISOR PAYS ALL OF THE FUND'S OPERATING EXPENSES (EXCEPT AS DESCRIBED ABOVE).


                                                                              SMALL-CAP            INTERNATIONAL        FIXED INCOME
SHAREHOLDER TRANSACTION EXPENSES                                                 FUND                  FUND                 FUND

Maximum Sales Load Imposed on Purchases (as a percentage of offering            3.50%                  3.50%                3.50%
price)
Sales Load Imposed on Reinvested Dividends                                       None                  None                 None
ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
Management Fees                                                                 1.80%                  1.95%                1.25%
12b-1 Charges                                                                   0.00%                  0.00%                0.00%
Other Expenses1                                                                 0.00%                  0.00%                0.00%
Total Fund Operating Expenses2                                                  1.80%                  1.95%                1.25%

1 EACH FUND ESTIMATES THAT OTHER EXPENSES (FEES AND EXPENSES OF THE TRUSTEES WHO ARE NOT "INTERESTED PERSONS" AS DEFINED IN THE INVESTMENT COMPANY ACT) WILL BE LESS THAN .005% OF AVERAGE NET ASSETS FOR THE FIRST FISCAL YEAR. 2 EACH FUND'S TOTAL OPERATING EXPENSES ARE EQUAL TO THE MANAGEMENT FEE PAID TO THE ADVISOR BECAUSE THE ADVISOR PAYS ALL OF THE FUND'S OPERATING EXPENSES (EXCEPT AS DESCRIBED ABOVE).

         The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in a Fund.

          Example As a shareholder in a Fund, you would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and
(2) redemption at the end of each time period:

                                                     1 YEAR            3 YEARS
                                                     ------            -------
Shepherd Values Market Neutral Fund                  $57               $104
Shepherd Values Growth Fund                          $52               $89
Shepherd Values VIF Equity Fund                      $10               $32
Shepherd Values Small-Cap Fund                       $18               $56
Shepherd Values International Fund                   $20               $61
Shepherd Values Fixed Income Fund                    $13               $40

                                    THE FUNDS

                  The Shepherd Values Market Neutral Fund and Growth Fund were organized as series of AmeriPrime Funds, an Ohio business trust (the "Trust") on February 2, 1999. The Shepherd Values VIF Equity Fund, Small-Cap Fund, International Fund and Fixed Income Fund were organized as series of the Trust on May ___, 1999. Each is referred to as a "Fund" or collectively as the "Funds." This prospectus offers shares of each Fund and each share represents an undivided, proportionate interest in a Fund. The investment advisor to each Fund is Cornerstone Capital Management, Inc. (the "Advisor"). The Advisor has retained Nicholas-Applegate Capital Management, a California limited partnership ("Nicholas-Applegate"), to serve as sub-advisor to the Small-Cap Fund, Templeton Portfolio Advisory a division of Templeton/Franklin Investment Services, Inc. to serve as sub-advisor to the International Fund, and Potomac Asset Management Company, Inc. ("Potomac") to serve as sub-advisor to the Fixed Income Fund.


                       INVESTMENT OBJECTIVE AND STRATEGIES

SHEPHERD VALUES MARKET NEUTRAL FUND: The investment objective of the Fund is long term capital appreciation while maintaining minimal exposure to general equity market risk. The Fund's investment advisor, Cornerstone Capital Management, Inc. (the "Advisor"), seeks to achieve this objective by taking long positions in U.S. equity securities that the Advisor has identified as undervalued and short positions in stocks that the Advisor has identified as overvalued, based on certain financial characteristics. This strategy is commonly referred to as "market neutral investing".

         The term "long position" means the Fund purchases the stock. The term "short position" means the Fund sells a stock that it does not own, borrows the same stock from a broker or other institution to complete the sale, and buys the same stock at a later date to repay the lender. If the stock is overvalued, and the price declines before the Fund buys the stock, the Fund makes a profit. If the price of the stock increases before the Fund buys the stock, the Fund loses money. The Advisor's strategy of using short positions in overvalued stocks along with long positions in undervalued stocks is intended to reduce the effects of general market movements on the Fund's performance, although there is no assurance that the Advisor will be able to do so.

         The success of the market neutral strategy is dependent on the Advisor's ability to correctly identify undervalued and overvalued stocks. If the Advisor is not successful, the Fund may experience losses regardless of the overall performance of the stock markets. In strong "bull" markets, when the prices of nearly all stocks are rising regardless of the underlying value of the companies, the Fund is expected to underperform the general markets because the Fund's short positions will likely lose money.

         The Advisor will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio. The Fund's long positions will consist primarily of U.S. common stocks of large capitalization companies (those with market capitalizations above $5 billion). The Fund's short positions will consist primarily of U.S. common stocks of all capitalization ranges. The Fund seeks to construct a diversified portfolio that has minimal net exposure to the U.S. equity market generally and near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors.

         When selling securities short, the Fund will be required to maintain a segregated account with its Custodian of cash, U.S. Government securities or other liquid securities equal to the market value of the securities sold less any collateral deposited with its broker. It is the intention of the Advisor that the Market Neutral Fund not borrow money to provide this collateral. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold exceeds 100% of the value of the Fund's net assets.

         The Fund engages in short selling activities which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities are more risky than long positions (purchases) in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transactions costs, whereas there is no maximum attainable price of the shorted stock. Therefore, in theory, stocks sold short have unlimited risk.

SHEPHERD VALUES GROWTH FUND: The investment objective of the Fund is long term capital appreciation. The Advisor seeks to achieve this objective by investing primarily in common stocks which the Advisor believes are undervalued by the market based on certain financial characteristics. In searching for investments for the Fund, the Advisor employs a style that focuses on securities with a low current price relative to the Advisor's view regarding long term future value. The Advisor gauges the ability of a company to build long term value while minimizing long term investment risk, assesses the quality and quantity of a company's resources and estimates how those resources might be converted into earnings over time. The Fund engages in a "buy and hold" strategy emphasizing long term investment. The Fund invests primarily in common stocks of large capitalization U.S. companies (those with market capitalizations above $5 billion).

SHEPHERD VALUES VIF EQUITY FUND: The investment objective of the Fund is to track the performance of the VIF 400 Values Index (the "Values Index"). The Fund seeks to achieve this objective by investing substantially all of its assets in the common stocks comprising the Values Index. The Fund is not actively managed by an investment advisor who buys and sells securities based on research and analysis. Instead, the Fund is "passively managed" to try and match, as closely as possible, the performance of the Values Index by holding either all - or a representative sample - of the securities in the Values Index.

         The Values Index was developed and is currently maintained by Values Investment Forum, Inc. ("VIF"). To construct the Values Index, VIF begins with the companies comprising the Standard and Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The S&P 500 Index consists of 500 widely traded stocks and is often used as an overall measure of stock market conditions. VIF then screens the S&P 500 Index to exclude any companies that are not consistent with Judeo Christian values. This screening process is described below in the section titled "Values Based Investing." The Values Index currently consists of the stocks of approximately 400 companies. The weighting of each stock is based on the company's total market capitalization as a percentage of the Values Index's total capitalization. As a result, the stocks of a relatively few issuers may dominate the Values Index.

         If VIF determines that a company no longer meets the "values based" criteria, the company will be removed from the Index and the Fund will sell the company's stock as soon as practical. The Advisor will periodically adjust the Fund's portfolio in order to maintain a close correlation between the composition (and performance) of the Fund and the Values Index. Unlike the Values Index, the Fund has operating expenses. Therefore, while the Fund is expected to track the Values Index as closely as possible, it will not be able to match the performance of the Values Index exactly.

         As an alternative to holding all of the securities of the Values Index, the Fund may select stocks through a "sampling" technique in which the Fund selects a sampling of stocks that will approximate the Index in terms of industry, size and other characteristics (such as projected earnings, financial strength and debt). For example, if 10% of the Index is made up of utility stocks, the Fund would invest 10% of its assets in utility stocks of the Index with similar characteristics. Such a sampling technique is expected to be an effective means of substantially duplicating the performance of the Index, although use of the sampling technique will make it less likely that the Fund will be able to match the performance of the Values Index exactly.

SHEPHERD VALUES SMALL-CAP FUND: The investment objective of the Fund is long term capital appreciation. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 65% of its net assets in equity securities of small capitalization U.S. companies (as defined by the Russell 2000 Value Index). Nicholas-Applegate selects stocks using a value investment philosophy by which it attempts to invest in undervalued, fundamentally strong companies undergoing positive change, based on financial characteristics. Nicholas-Applegate focuses on individual companies rather than on specific industries, building the Fund one stock at a time. Nicholas-Applegate looks primarily for stocks with low price-to-earnings and low price-to-book ratios and high dividend yields.

         The Fund may invest in "emerging growth companies." These are small capitalization companies with limited operating histories, but companies that Nicholas-Applegate believes provide substantial up-side investment opportunity because of their core business. In addition, the Fund will also include other small capitalization stocks that would be considered out of favor with the markets. To the extent the Fund invests in smaller capitalization companies, the Fund will be subject to the risks associated with such companies. Smaller capitalization companies may experience higher growth rates and higher failure rates than do larger capitalization companies. They may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

SHEPHERD VALUES INTERNATIONAL FUND: The investment objective of the Fund is long term capital appreciation. The Fund seeks to achieve this objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of foreign companies. Templeton Portfolio Advisory applies a bottom-up stock selection approach, looking for the best available bargains on a global basis, regardless of industry or location. After identifying securities it believes are undervalued, Templeton Portfolio Advisory focuses on those factors that may cause earnings and/or assets to increase over the next five years. Sales growth, margin analysis, new product introductions, new management, financial restructuring, adjusted net asset values, currency impact, and global supply and demand for products are some of the many factors considered in the evaluation of a company. A stock must also be a real bargain relative to itself historically, its industry globally, other names in its own market, and other names in Templeton Portfolio Advisory's research database.

SHEPHERD VALUES FIXED INCOME FUND: The investment objective of the Fund is maximum total return consistent with the preservation of capital. The Fund seeks to achieve it objective by investing primarily in a broad range of investment grade fixed income securities. The Fund may invest in fixed income securities which are unrated if Potomac determines that they are of comparable quality to securities rated investment grade. Under normal circumstances the Fixed Income Fund will invest at least 65% of its total assets in fixed income securities, including bonds, notes, domestic and foreign corporate and government securities, mortgage backed securities, municipal securities, zero coupon bonds and short term obligations (such as commercial paper).

         Potomac selects securities for the Fixed Income Fund using a "top down" methodology. This methodology involves the review of current economic conditions and the interest rate environment, and analysis of key factors shaping the economy and changes in the direction of interest rates. Potomac then reviews its investment strategy (adjusting duration targets and evaluating sector allocations) and selects portfolio securities accordingly.


VALUES BASED INVESTING: As the final step in the investment process of each Fund, the Advisor will utilize a set of non-financial screening criteria in maintaining a portfolio of securities consistent with traditional values. This specialization requires a substantial amount of additional primary and secondary research and information resources above and beyond traditional financial analysis. The Advisor primarily utilizes the services of Values Investment Forum, Inc. for this non-financial screening process. The Advisor will first identify its potential list of investment holdings, and then screen such holdings to eliminate any companies not consistent with the following values:

         The Funds will not knowingly invest in and acquire ownership in businesses that are engaged, directly or through subsidiaries, in the alcoholic beverage, tobacco, pornographic and gambling industries or companies involved in the business of aborting life before birth. In addition, the investment advisor reserves the right to exercise its best judgement to exclude ownership in other companies whose corporate practices could be found offensive to traditional Judeo Christian values. For example, the Advisor excludes companies which, based on VIF's research, promote same sex lifestyles.

         The values based investment policy does not apply to short positions of the Shepherd Values Market Neutral Fund whereby the Fund does not own the relevant security when initiating short sales as a hedging strategy for the Fund. As a result, the Fund may sell short the securities of businesses whose corporate practices are in violation of the Fund's values based policy.

GENERAL: For temporary defensive purposes under abnormal market or economic conditions, each Fund may hold all or a portion of its assets in money market instruments (including money market funds) or U.S. government repurchase agreements. Each Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If a Fund acquires securities of a money market fund, the shareholders of the Fund will be subject to additional management fees. Each Fund may borrow from a bank or other persons for liquidity purposes, provided such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, neither Fund can give any assurance that its investment objective will be achieved. In addition, it should be noted that the Advisor, Potomac and Templeton Portfolio Advisory have not previously managed assets organized as a mutual fund and that the Funds have no operating history. Rates of total return quoted by a Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques and Risk Considerations" for a more detailed discussion of each Fund's investment practices.

                           HOW TO INVEST IN THE FUNDS

         Each Fund is sold on a continuous basis, subject to a minimum initial investment of $2,500 ($1,000 for qualified retirement accounts) and minimum subsequent investments of $50. For accounts participating in an automatic investment program, the minimum initial investment is $500, and the minimum subsequent investment is $50 per month. To the extent investments of individual investors are aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

INITIAL PURCHASE
         BY MAIL - You may open an account and make initial investments through securities dealers having a sales agreement with AmeriPrime Financial
Securities, Inc. (the "Distributor"). You may make a direct initial investment by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to the appropriate Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

U.S. Mail:                                  Overnight:
      Shepherd Values Funds                 Shepherd Values Funds
      Unified Fund Services, Inc.           Unified Fund Services, Inc.
      P.O. Box 6110                         431 North Pennsylvania Street
      Indianapolis, Indiana  46206-6110     Indianapolis, Indiana  46204


         BY WIRE - You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call Unified Fund Services, Inc (the "Transfer Agent") at (877) 636-2766 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

         Firstar Bank, N.A.
         ABA #0420-0001-3
         Attn: Shepherd Values Funds
         Account Name _________________
            (write in shareholder name)
         For the Account # ______________
            (write in account number)
         D.D.A.# 489022962

         You are required to mail a signed application to Firstar Bank, N.A. (the "Custodian") at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

         Your purchase of shares of a Fund will be effected at the public offering price. The public offering price is the next determined net asset value per share plus a sales load as shown in the following table.

======================================= ------------------------------------------------ ================================
                                                    Sales Load as of % of:
                                          Public                                 Net
                                          Offering                             Amount      Dealer Reallowance as % of

        Amount of Investment               Price                                              Public Offering Price
                                        Invested
======================================= ================================================ ================================
Less than $100,000                        3.50%                                  3.63%                3.50%
$100,000 but less than $250,000           2.50%                                  2.56%                2.50%
$250,000 but less than $500,000           1.50%                                  1.52%                1.50%
$500,000 but less than $1,000,000         1.00%                                  1.01%                1.00%
$1,000,000 or more                        None                                   None                 None
======================================= ================================================ ================================

Under certain circumstances, the Distributor may change the reallowance to dealers. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the Securities Act of 1933. The Distributor retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

         Shares of the Fund are sold on a continuous basis at the public offering price next determined after receipt of a purchase order by the Trust. Purchase orders received by dealers prior to 4:00 p.m., Eastern time, on any business day and transmitted to the Distributor by 5:00 p.m., Eastern time, that day are confirmed at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Distributor by 5:00 p.m., Eastern time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct investments received after 4:00 p.m. and others received from dealers after 5:00 p.m. are confirmed at the public offering price next determined on the following business day.

ADDITIONAL INVESTMENTS

         You may purchase additional shares of any Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. If your securities dealer received concessions for selling shares of a Fund to you, such securities dealer will receive the concessions described above with respect to additional investments. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to the appropriate fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

AUTOMATIC INVESTMENT PLAN

         You may make regular investments in a Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

REDUCED SALES LOAD

         You may use the Right of Accumulation to combine the cost or current net asset value (whichever is higher) of your shares of a Fund with the amount of your current purchases in order to take advance of the reduced sales load set forth in the table above. Purchases made pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $25,000. Shareholders should contact the Transfer Agent for information about the Right of Accumulation and Letter of Intent.

PURCHASES AT NET ASSET VALUE

         Purchases may be effected at net asset value for the benefit of the clients of brokers-dealers and registered investment advisors affiliated with a broker-dealer, if such broker-dealer or investment advisor has entered into an agreement with the Distributor providing specifically for the purchase of Fund shares in connection with special investment products, such as wrap accounts or similar fee based programs.

         Trustees, directors, officers and employees of the Trust, the Advisor and service providers to the Trust, including members of the immediate family of such individuals and employee benefit plans established by such entities, may also purchase shares of each Fund at net asset value.

ADDITIONAL INFORMATION

         For purposes of determining the applicable sales load, a purchaser includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; or a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense.

TAX SHELTERED RETIREMENT PLANS

         Since the Funds are oriented to longer term investments, shares of the Funds may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax advisor regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

OTHER PURCHASE INFORMATION

         Dividends begin to accrue after you become a shareholder. The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of each of the Funds and the Funds' Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Funds. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds.

                               EXCHANGE PRIVILEGE

         By telephoning the Transfer Agent at (877) 636-2766 or writing the Transfer Agent at P.O. Box 6110 , Indianapolis, Indiana 46206-6110, you may exchange, without charge, any or all of your shares in the Funds for the shares of The Cash Fund, a separately managed money market fund. Exchanges may be made only if The Cash Fund is registered in your state of residence. The exchange privilege with The Cash Fund does not constitute an offering or recommendation of The Cash Fund.

         It is your responsibility to obtain and read a prospectus of The Cash Fund before you make an exchange. By giving exchange instructions, a shareholder will be deemed to have acknowledged receipt of the prospectus for The Cash Fund. You may make up to [one exchange out of each Fund during a calendar month and four exchanges out of] each Fund during a calendar year. This limit helps keep each Fund's net asset base stable and reduces the Fund's administrative expenses. There currently is no limit on exchanges out of The Cash Fund. In times of extreme economic or market conditions, exchanging Fund or The Cash Fund shares by telephone may be difficult.

         Redemption of shares in connection with exchanges into or out of a Fund are made at the net asset value per share next determined after the exchange request is received. To receive a specific day's price, your letter or call must be received before that day's close of the New York Stock Exchange. A day or more delay may be experienced prior to the investment of the redemption proceeds into The Cash Fund. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for Federal income tax purposes.

         All exchanges out of the Fund into the Cash Fund are subject to the minimum and subsequent investment requirements of The Cash Fund. Exchanges will be accepted only if the registration of the two accounts is identical. Neither the Fund, The Cash Fund, nor the Transfer Agent assume responsibility for the authenticity of exchange instructions communicated by telephone or in writing which are believed to be genuine.

                              HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Funds reserve the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

          BY MAIL - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to: Shepherd Values Funds Unified Fund Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Funds require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of each of the Funds or Unified Fund Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         BY TELEPHONE - You may redeem any part of your account in a Fund by calling the Transfer Agent (877) 636-2766. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Funds or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

         ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption please call the Transfer Agent at (877) 636-2766. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

         Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $2,500 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of each Fund is subject to redemption at anytime if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Funds.

                             SHARE PRICE CALCULATION

The value of an individual share in each Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding,rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's (or sub-advisor's, if applicable) opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor or sub-advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor (or sub-advisor, if applicable) subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor (or sub-advisor, if applicable) believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor (or sub-advisor, if applicable), subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           DIVIDENDS AND DISTRIBUTIONS

         Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES

         Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, a Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by each Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         Each Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, each of the Funds will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, each Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, a Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the applicable Fund may make a corresponding charge against the account.

                             OPERATION OF THE FUNDS

         Each Fund is a diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Funds. Like other mutual funds, the Trust retains various organizations to perform specialized services. The Trust retains Cornerstone Capital Management, Inc., 6760 Corporate Drive, Suite 230, Colorado Springs, CO 80919 (the "Advisor") to manage the assets of each Fund. The Advisor, a Colorado corporation organized on April 1, 1997, is an independent management firm specializing in values-based investment management. The Advisor manages assets for corporations, endowments, foundations, institutional investors, individuals and limited partnerships. [Jason D. Huntley is the controlling shareholder of the Advisor.]

         The Advisor determines the securities to be held or sold by each Fund, and the portion of each Fund's assets to be held uninvested, subject always to the Fund's investment objectives, policies and restrictions, and subject further to such policies and instructions as the Board of Trustees may establish. The investment decisions of the Market Neutral Fund, the Growth Fund and the VIF Equity Fund are made by a committee of the Advisor, which is primarily responsible for the day-to-day management of each Fund's portfolio. The investment decisions of the remaining Funds are made by their respective sub-advisor.

         Each Fund is authorized to pay the Advisor a fee equal to an annual average rate as follows: Market Neutral Fund, 2.25%; Growth Fund, 1.75%; VIF Equity Fund, 1.00%; Small-Cap Fund, 1.80%; International Fund, 1.95%; Fixed Income Fund, 1.25%. The Advisor pays all of the operating expenses of each Fund except brokerage, taxes, borrowing costs (including any dividend expense on securities sold short), fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds' expenses, except those specified above, are paid by the Advisor.

         The Advisor has entered into a Sub-Advisory Agreement with Nicholas-Applegate Capital Management, 600 West Broadway, Suite 2900, San Diego, California("Nicholas-Applegate"), to serve as the Sub-Advisor of the Small-Cap Fund. Nicholas-Applegate was organized in 1984 as a California limited partnership. Its general partner Nicholas-Applegate Capital Holdings, L.P., a California limited partnership controlled by Nicholas-Applegate Capital Management Holdings, Inc., a California corporation controlled by Arthur E. Nicholas. As of December 31, 1998, Nicholas-Applegate managed approximately $31.3 in assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. The investment decisions of the Small-Cap Fund are made by a team of investment professionals who are primarily responsible for the day-to-day management of the Fund:
Catherine Somhegyi, partner and Chief Investment Officer of Global Equity Management, joined the firm in 1987; Larry Speidell, CFA, partner and Director of Global/Systematic Portfolio Management and Research, joined the Firm in 1994; John J. Kane, partner and Portfolio Manager , joined the firm in 1994; and Mark Stuckelman, Portfolio Manager, joined the firm in 1995, prior to that time he had five years prior investment experience with Wells Fargo Bank Investment Management Group, Fidelity Management Trust Co., and BARRA. The Advisor has agreed to pay Nicholas-Applegate a sub-advisory fee equal to an annual average rate of 0.65% of the average daily net assets of the Small-Cap Fund.

         The Advisor has entered into a Sub-Advisory Agreement with Templeton Portfolio Advisory, 500 E. Broward Boulevard, Suite 2100, Fort Lauderdale, Florida, to serve as the Sub-Advisor of the International Fund. Templeton Portfolio Advisory is a division of Templeton/Franklin Investment Services, Inc., which is controlled by Franklin Resources, Inc., a public company. As of December 31, 1998, Templeton Portfolio Advisory managed over $__ billion in assets for various clients, including corporations, mutual funds, foundations and charitable endowments, and individuals. The investment decisions of the International Fund are made by a committee of Templeton Portfolio Advisory , which is primarily responsible for the day-to-day management of the Fund. The Advisor has agreed to pay Templeton Portfolio Advisory a sub-advisory fee equal to an annual average rate of 0.75% of the average daily net assets of the International Fund.

         The Advisor has entered into a Sub-Advisory Agreement with Potomac Asset Management Company, Inc., 3 Bethesda Metro Center, Suite 530, Bethesda, MD 20814 ("Potomac"), to serve as the sub-advisor of the Fixed Income Fund. Potomac is a Maryland corporation organized in August 1981. As of December 31, 1998, Potomac managed over $700 million in assets for institutional clients, including pension plans, non-profits, endowments, foundations and health care organizations, and high net worth individuals. The investment decisions of the Fixed Income Fund are made by Roger W. Marshall and Frederic M. Smoak, CFA, who are primarily responsible for the day-to-day management of the Fund. Roger W. Marshall is the Managing Director and Senior Fixed Income Portfolio Manager at Potomac Asset Management, and a member of the firm's Investment Policy
Committee. His 21 years of industry experience includes both fixed income management and capital markets research. Before joining Potomac in 199_, Mr. Marshall was President of Wainwright Asset Management for four years; Senior Vice President at A. Webster Dougherty Asset Management; and President/Managing Director of Fixed-income Services at Riggs Investment Management Corporation (RIMCO) from 1988-1994. Frederic M. Smoak, CFA is the Managing Director and Senior Fixed Income Portfolio Manager at Potomac Asset Management. He is a member of the firm's Investment Policy Committee and has Senior Portfolio Management responsibility for the firm's Investment Grade Fixed Income Strategy. Mr. Smoak has led Potomac's fixed-income effort since joining the firm in 1988 and has 17 years of portfolio management and trading experience. The Advisor has agreed to pay Potomac a Sub-Advisory fee equal to an annual average rate of 0.35% of the average daily net assets of the Fixed Income Fund.


         The Funds retain AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Funds' business affairs and provide each Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Advisor equal to an annual average rate of 0.10% of each Fund's average daily net assets up to fifty million dollars, 0.075% of each Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of each Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $20,000). The Funds retain Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Funds' shares. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Advisor.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of a Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

         This section contains general information about various types of securities and investment techniques that the Funds may purchase or employ. The Statement of Additional Information provides more information.

SHORT SALES. The Growth Fund, the VIF Equity Fund and the Market Neutral Fund may a sell a security short in anticipation of a decline in the market value of the security. When a Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates.

         In connection with its short sales, each Fund will be required to maintain a segregated account with the Custodian of cash or high grade liquid assets equal to the market value of the securities sold less any collateral deposited with its broker. The Growth Fund will limit its short sales so that no more than 30% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited. Each Fund's use of short sales may result in the Fund realizing more short-term capital gains (subject to tax at ordinary rates) than it would if it did not engage in short sales.

EQUITY SECURITIES. Equity securities consist of common stock, convertible preferred stock, convertible bonds, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Each Fund's investment in convertible securities will be limited to those of investment grade.

         Equity securities include S&P Depositary Receipts ("SPDRs") and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stocks included in the S&P 500 Index, and changes in the price of SPDRs track the movement of the Index relatively closely.

         Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts ("REITs") and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. A Fund will not acquire any direct ownership of real estate.

         Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, the return and net asset value of the Fund will fluctuate. Securities in the Fund's portfolios may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

FOREIGN SECURITIES: Each Fund (except the Fixed Income Fund) may invest in foreign equity securities by purchasing American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs"). These securities are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. The International Fund may invest directly in foreign equity securities as well as ADRs. The Fixed Income Fund may invest up to 25% of its net assets in foreign debt securities.

         To the extent a Fund invests in foreign securities, either directly or through the purchase of depositary receipts, the Fund will be subject to special risks. Foreign debt and equity securities, and securities denominated in or indexed to foreign currencies may be affected by the strength of those currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. These developments could include restrictions on foreign currency transactions and rules of exchange, or changes in administrations or monetary policies of foreign governments. Foreign securities purchased using foreign currencies may incur currency conversion costs. Foreign issuers and brokers may not be subject to accounting standards or governmental supervision comparable to U.S. issuers and brokers, and there may be less public information about their operations. In addition, foreign markets may be less liquid or more volatile than U.S. markets, and may offer less protection to investors.

         The International Fund and Fixed Income Fund may enter into [currency] forward contracts (agreements to exchange one currency for another at a future date) to manage currency risks and to facilitate transactions in foreign securities. Although currency forward contracts can be used to protect the Fund from adverse exchange rate changes, the Fund may incur a loss if the Advisor incorrectly predicts foreign currency values.

         With respect to certain countries in which capital markets are either less developed or not easily accessed, investments by the International Fund and the Fixed Income Fund may be made through investment in other registered investment companies that in turn are authorized to invest in the securities of such countries. Investment in other investment companies is unlimited for these purposes and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies and will result in a duplication of fees and expenses.

         There is no limitation on the amount of the International Fund's assets that may be invested in foreign securities, except that no more than 25% of the Fund's assets may be invested in any one foreign country or companies operating exclusively in one foreign country.

FIXED INCOME SECURITIES: Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

o The Growth Fund and the Fixed Income Fund may invest in corporate debt securities. These are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Advisor considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor's Corporation ("S&P"), Baa or higher by Moody's Investors Services, Inc. ("Moody's"), or if unrated, determined by the Advisor (or in the case of the Fixed Income Fund, by the sub-advisor) to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. Neither Fund will invest more than 20% of its assets in corporate debt rated in the lowest investment grade category. If the rating of a security by S&P or Moody's drops below investment grade, the Advisor (or sub-advisor) will dispose of the security as soon as practicable,
     (depending on market conditions) unless the Advisor (or sub-advisor) determines based on its own credit analysis that the security provides the opportunity of meeting the Fund's objective without presenting excessive risk.

o Each Fund may invest in U.S. government obligations. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES: The Growth Fund and the Fixed Income Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. The Fund maintains with the Custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments.

INVESTMENT IN RELATIVELY NEW ISSUES: Each Fund may invest in securities of selected new issuers. If a Fund invests in credit instruments of relatively new issuers, it will only be in those issues where the Advisor or sub-advisor (as the case may be) believes there are strong covenant protections for the holder. If issuers meet the investment criteria discussed above, the Fund may invest in securities without respect to the age of the issuer. Investments in relatively new issuers, i.e., those having continuous operating histories of less than three years, may carry special risks and may be more speculative because such companies are relatively unseasoned. Such companies may also lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. Those companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

REPURCHASE  AGREEMENTS.  Each Fund may  invest in  repurchase  agreements  fully collateralized by U.S. Government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, each Fund intends to enter into repurchase agreements only with Firstar Bank, N.A. (the Fund's Custodian), other banks with assets of $1 billion or more and registered securities dealers which the Advisor (or applicable sub-advisor) has determined (subject to review by the Board of Trustees) to be creditworthy. The Advisor (or applicable sub-advisor) monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

OPTIONS ON STOCKS OR BONDS: The Growth Fund, the VIF Equity Fund and the Market Neutral Fund may write covered call options, and purchase put and call options, on stocks or bonds. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy the underlying security at the exercise price at any time during the option period. A covered call option with respect to which a Fund owns the underlying security sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security.

OPTIONS ON STOCK AND BOND INDICES: The Growth Fund, the VIF Equity Fund and Market Neutral Fund may write covered call options, and purchase put and call options, on stock or bond indices listed on domestic and foreign stock exchanges, in lieu of direct investment in the underlying securities or for hedging purposes. A stock or bond index fluctuates with changes in the market values of the securities included in the index. Options on securities indices are generally similar to options on stocks except that the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a stock or bond index gives the holders the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by (b) a fixed "index multiplier." To cover the potential obligations involved in writing options, the Fund will either (a) hold a portfolio of stocks substantially replicating the movement of the index, or (b) the Fund will segregate with the Custodian high grade liquid debt obligations equal to the market value of the stock index option, marked to market daily. Successful use by the Fund of options on security indices will be subject to the Advisor's ability to predict correctly movement in the direction of the security market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities.

GENERAL: The Fixed Income Fund may invest up to 5% of its net assets in each of the following: mortgage-backed securities, zero coupon municipal securities, floating rate bonds, STRIPS (Separate Trading of Registered Interest and Principal Securities) and financial services industry obligations. Each Fund may also invest up to 5% of its net assets in securities sold under Rule 144A (unregistered securities that can be resold to institutions only under SEC Rule
144A). Each Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. The Statement of Additional Information provides information about these securities and the risks involved.

GENERAL INFORMATION

         FUNDAMENTAL POLICIES. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the applicable Fund. The investment objective of each Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

         PORTFOLIO TURNOVER. Neither Fund intends to purchase or sell securities for short term trading purposes. However, if the objectives of a Fund would be better served, short-term profits or losses may be realized from time to time. It is anticipated that the portfolio turnover rate of each Fund will not exceed 100% annually.

         SHAREHOLDER RIGHTS. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of a Fund have equal voting rights and liquidation rights. Prior to the public offering of the Funds, Kenneth D. Trumpfheller purchased for investment all of the outstanding shares of each Fund and may be deemed to control each Fund. Mr. Trumpfheller is a Trustee and the President of the Trust and the President of the Administrator and Distributor.

         Each Fund acknowledges that it is solely responsible for the information or any lack of information about it in this joint Prospectus and in the joint Statement of Additional Information, and no other Fund is responsible therefor. There is a possibility that one Fund might be deemed liable for misstatements or omissions regarding another Fund in this Prospectus or in the joint Statement of Additional Information; however, the Funds deem this possibility slight.

         Shareholder inquiries should be made by telephone to (877) 636-2766, or by mail, c/o Unified Fund Services, Inc., to P.O. Box 6110, Indianapolis, Indiana 46206-6110.

         YEAR 2000 ISSUE. Like other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Advisor, Administrator or other service providers to the Funds do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Advisor and Administrator have taken steps that they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that are used and to obtain reasonable assurances that comparable steps are being taken by the Funds' major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds. In addition, the Advisor cannot make any assurances that the Year 2000 Issue will not affect the companies in which a Fund invests or worldwide markets and economies.

PERFORMANCE INFORMATION

         Each Fund may periodically advertise "average annual total return." The "average annual total return" of a Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         Each Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.

         The Fixed Income Fund may periodically advertise its yield for a thirty day or one month period. The "yield" of the Fixed Income Fund refers to the income generated by an investment in the Fund over the period, calculated on a per share basis (using the net asset value per share on the last day of the period and the average number of shares outstanding during the period). The Fund's yield quotation will always be accompanied by the Fund's average annual total return information described above.

         Each Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index, the NASDAQ Composite Index and the Dow Jones Industrial Average.

         THE ADVERTISED PERFORMANCE DATA OF EACH FUND IS BASED ON HISTORICAL PERFORMANCE AND IS NOT INTENDED TO INDICATE FUTURE PERFORMANCE. RATES OF TOTAL RETURN QUOTED BY A FUND MAY BE HIGHER OR LOWER THAN PAST QUOTATIONS, AND THERE CAN BE NO ASSURANCE THAT ANY RATE OF TOTAL RETURN WILL BE MAINTAINED. THE
PRINCIPAL VALUE OF AN INVESTMENT IN EACH FUND WILL FLUCTUATE SO THAT A SHAREHOLDER'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE SHAREHOLDER'S ORIGINAL INVESTMENT.

INVESTMENT ADVISOR                         ADMINISTRATOR
Potomac Asset Management Company, Inc      AmeriPrime Financial Services, Inc.
3 Bethesda Metro Center, Suite 530         1793 Kingswood Drive, Suite 200
Bethesda, MD 20814                         Southlake, Texas  76092

CUSTODIAN                                  DISTRIBUTOR
Firstar Bank, N.A.                         AmeriPrime Financial Securities, Inc.
425 Walnut Street, M.L. 6118               1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45202                    Southlake, Texas  76092

TRANSFER AGENT (ALL PURCHASES AND          INDEPENDENT AUDITORS
ALL REDEMPTION REQUESTS)                   McCurdy & Associates CPA's, Inc.
Unified Fund Services, Inc.                27955 Clemens Road
431 North Pennsylvania Street              Westlake, Ohio  44145
Indianapolis, Indiana  46204

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by a Fund. This Prospectus does not constitute an offer by any of the Funds to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

TABLE OF CONTENTS                                                           PAGE


SUMMARY OF FUND EXPENSES

THE FUNDS

INVESTMENT OBJECTIVE AND STRATEGIES

HOW TO INVEST IN THE FUNDS

EXCHANGE PRIVILEGE

HOW TO REDEEM SHARES

SHARE PRICE CALCULATION

DIVIDENDS AND DISTRIBUTIONS

TAXES

OPERATION OF THE FUNDS

INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

GENERAL INFORMATION

PERFORMANCE INFORMATION

                              SHEPHERD VALUES FUNDS

                       Shepherd Values Market Neutral Fund
                           Shepherd Values Growth Fund
                         Shepherd Values VIF Equity Fund
                         Shepherd Values Small-Cap Fund
                       Shepherd Values International Fund
                        Shepherd Values Fixed Income Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                               September____, 1999

         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of Shepherd Values Funds dated September___, 1999. A copy of the Prospectus can be obtained by writing the Transfer Agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-877-636-276

TABLE OF CONTENTS                                                           PAGE


DESCRIPTION OF THE TRUST.......................................................1

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS................................................................1

INVESTMENT LIMITATIONS.........................................................5

THE INVESTMENT ADVISOR.........................................................8

TRUSTEES AND OFFICERS..........................................................8

PORTFOLIO TRANSACTIONS AND BROKERAGE...........................................9

DETERMINATION OF SHARE PRICE..................................................10

INVESTMENT PERFORMANCE........................................................11

CUSTODIAN.....................................................................12

TRANSFER AGENT................................................................12

ACCOUNTANTS...................................................................12

DISTRIBUTOR...................................................................12

DESCRIPTION OF THE TRUST

         The Shepherd Values Market Neutral Fund, Growth Fund, VIF Equity Fund, Small-Cap Fund, Fixed Income Fund and International Fund (each a "Fund" or collectively, the "Funds") were organized as series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will been titled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         Prior to the public offering of the Funds, AmeriPrime Financial Securities, Inc. (the Fund's Distributor), 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, purchased all of the outstanding shares of each Fund and may be deemed to control the Funds. After the public offering commences, it is anticipated that AmeriPrime Financial Securities, Inc. will no longer control the Funds. As the controlling shareholder, AmeriPrime Financial Securities, Inc. would control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund's fundamental policies or the terms of the management agreement with the Fund's adviser.

         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

         A. American Depository Receipts (ADRs). ADRs are subject to risks similar to those associated with direct investment in foreign securities. For example, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         B. Option Transactions. The Funds may engage in option transactions involving individual stocks as well as stock indexes. An option involves either
(a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Call options on securities which the Funds sell (write) will be covered or secured, which means that the Fund will own the underlying security in the case of a call option. When the Funds write options, they may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit assets in escrow with the Custodian. The Funds may also utilize spreads and straddle strategies. A spread is the difference in price resulting from a combination of put and call options within the same class on the same underlying security. A straddle strategy consists of an equal number of put and call options on the same underlying stock, stock index, or commodity future at the same strike price and maturity date.

         The purchase and writing of options involves certain risks. The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford a Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. In addition, there can be no assurance that a Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

         C. Real Estate Investment Trusts. A real estate investment trust ("REIT") is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortgage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hydrid REITs generally invest in both real property and mortgages. In addition, REITs are generally subject to risks associated with direct ownership of real estate, such as decreases in real estate values or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties. Risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.

         D. Foreign Securities. Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

         Purchases of foreign securities are usually made in foreign currencies and, as a result, a Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. In addition, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

E. Financial Services Industry Obligations.

(1) Certificate of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

(2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

(3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

         F. Zero Coupon Securities Zero coupon securities are debt securities issued or sold at a discount from their face value which do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date). These involve risks that are similar to those of other debt securities, although they may be more volatile, and certain zero coupon securities move in the same direction as interest rates. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit qualities.

         G. Strips The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Fund purchases the principal portion of the STRIP, the Fund will not receive regular interest payments. Instead they are sold at a deep discount from their face value. A Fund will accrue income on such STRIPS for tax and accounting purposes, in accordance with applicable law, which income is distributable to shareholders. Because no cash is received at the time such income is accrued, a Fund may be required to liquidate other Fund securities to satisfy its distribution obligations. Because the principal portion of the STRIP does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, a Fund takes into account as income a portion of the difference between the principal portion of the STRIP's purchase price and its face value.

         H. Floating Rate, Inverse Floating Rate, and Index Obligations. The Fixed Income Fund and the Growth Fund may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with (or inversely to) an underlying index or price. These securities may be backed by U.S. Government or corporate issuers, or by collateral such as mortgages. The indices and prices upon which such securities can be based include interest rates, currency rates and commodities prices. However, the Funds will not invest in any instrument whose value is computed based on a multiple of the change in price or value of an asset or an index of or relating to assets in which the Fund cannot or will not invest.

         Floating rate securities pay interest according to a coupon which is reset periodically. The reset mechanism may be formula based, or reflect the passing through of floating interest payments on an underlying collateral pool. The coupon is usually reset daily, weekly, monthly, quarterly or semi-annually, but other schedules are possible. Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates. If their underlying index is not an interest rate, or the reset mechanism lags the movement of rates in the current market, greater price volatility may be experienced.

         Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities. Because the changes in the coupon are usually negatively correlated with changes in overall interest rates, interest rate risk and price volatility on inverse floating rate obligations can be high, especially if leverage is used in the formula. Index securities pay a fixed rate of interest, but have a maturity value that varies by formula, so that when the obligation matures, a gain or loss is realized. The risk of index obligations depends on the volatility of the underlying index, the coupon payment and the maturity of the obligation.

         I. Mortgage-Backed Securities. Mortgage-backed securities represent participation interests in pools of one-to-four family residential mortgage loans originated by private mortgage originators. Traditionally, residential mortgage-backed securities have been issued by governmental agencies such as Fannie Mae, Freddie Mac and Ginnie Mae. The Fund intends to invest only in those securities guaranteed by governmental agencies. The Fund does not intend to invest in commercial mortgage-backed securities. Non-governmental entities that have issued or sponsored residential mortgage-backed securities offerings include savings and loan associations, mortgage banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing.

         While residential loans do not typically have prepayment penalties or restrictions, they are often structured so that subordinated classes may be locked out of prepayments for a period of time. However, in a period of extremely rapid prepayments, during which senior classes may be retired faster than expected, the subordinated classes may receive unscheduled payments of principal and would have average lives that, while longer than the average lives of the senior classes, would be shorter than originally expected. The types of residential mortgage-backed securities which the Fund may invest in may include the following:

         J. Repurchase Agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, each Fund intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions.

         K. Illiquid Securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. None of the Funds will invest more than 15% of its net assets in illiquid securities.

INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of each Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

         3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. No Fund will invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

          Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         2. Borrowing. Neither Fund will purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

         3. Margin Purchases. Neither Fund will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         4. Options. Neither Fund will purchase or sell puts, calls, options or straddles except as described in the Funds' Prospectus and Statement of Additional Information.

         5. Illiquid Investments. Neither Fund will invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

         6. Loans of Portfolio Securities. Neither Fund will make loans of portfolio securities.

THE INVESTMENT ADVISORS

         The Advisor. The investment advisor to the Shepherd Values Growth Fund and Shepherd Values Market Neutral Fund is Cornerstone Capital Management, Inc., 6760 Corporate Drive, Suite 230, Colorado Springs, CO 80919 (the "Advisor").

         Under the terms of the management agreement (the "Agreement"), the Advisor manages each Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of each Fund except brokerage, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, each Fund is obligated to pay the Advisor a fee (based on average daily net assets) computed and accrued daily and paid monthly at the following annual rates: Market Neutral Fund, 2.25%; Growth Fund, 1.75%; FIF Equity Fund, 1.00%; Small-Cap Fund, 1.80%; Fixed Income Fund, 1.35%; International Fund, 1.95%.

         The Advisor retains the right to use the name "Shepherd Values" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "Shepherd Values" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

         The Sub-Advisors. Templeton Portfolio Advisory, a division of Templeton/Franklin Investment Services, Inc. ("TFIS"), is the sub-advisor to the International Fund. Under the terms of the sub-advisory agreement, Templeton Portfolio Advisory receives a fee from the Advisor computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the International Fund. Nicholas-Applegate Capital Management ("Nicholas-Applegate") is the sub-advisor to the Small-Cap Fund. Under the sub-advisory agreement, Nicholas-Applegate receives a fee from the Advisor computed and accrued daily and paid monthly at an annual rate of 0.65% of the average daily net assets of the Small-Cap Fund. Potomac Asset Management Company, Inc. ("Potomac") is the sub-advisor to the Fixed Income Fund. Under the terms of the sub-advisory agreement, Potomac receives a fee from the Advisor computed and accrued daily and paid monthly at an annual rate of 0.35% of the average daily net assets of the Fixed Income Fund

         Subject always to the control of the Board of Trustees, each sub-advisor, at its expense, furnishes continuously an investment program for the Fund. or Funds for which it acts as sub-advisor Each sub-advisor must use its best judgement to make investment decisions, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto. Each sub-advisor makes its officers and employees available to the Advisor from time to time at reasonable times to review investment policies and to consult with the Advisor regarding the investment affairs of the applicable Fund. Each sub-advisor maintains books and records with respect to the securities transactions and renders to the Advisor such periodic and special reports as the Advisor or the Trustees may request. Each sub-advisor pays all expenses incurred by it in connection with its activities under the sub-advisory agreement other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for a Fund.

TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

==================================== ---------------- ======================================================================
       NAME, AGE AND ADDRESS         POSITION                        PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
==================================== ---------------- ======================================================================
*Kenneth D. Trumpfheller             President and    President, Treasurer and Secretary of AmeriPrime Financial Services,
Age:  40                             Trustee          Inc., the Fund's administrator, and AmeriPrime Financial Securities,
1793 Kingswood Drive                                  Inc., the Fund's distributor, since 1994.  Prior to December, 1994,
Suite 200                                             a senior client executive with SEI Financial Services.
Southlake, Texas  76092
==================================== ---------------- ======================================================================
Paul S. Bellany                      Secretary,       Secretary, Treasurer and Chief Financial Officer of AmeriPrime
Age:  39                             Treasurer        Financial Services, Inc. and AmeriPrime Financial Securities, Inc.;
1793 Kingswood Drive                                  various positions with Fidelity Investments from 1987 to 1998; most
Suite 200                                             recently Fund Reporting Unit Manager.
Southlake, Texas  76092
==================================== ---------------- ======================================================================
Steve L. Cobb                        Trustee          President of Chandler Engineering Company, L.L.C., oil and gas
Age:  41                                              services company; various positions with Carbo Ceramics, Inc., oil
2001 Indianwood Avenue                                field manufacturing/supply company, from 1984 to 1997, most recently
Broken Arrow, OK  74012                               Vice President of Marketing.
==================================== ================ ======================================================================
Gary E. Hippenstiel                  Trustee          Director, Vice President and Chief Investment Officer of Legacy
Age:  51                                              Trust Company since 1992; President and Director of Heritage Trust
600 Jefferson Street                                  Company from 1994-1996; Vice President and Manager of Investments of
Suite 350                                             Kanaly Trust Company from 1988 to 1992.
Houston, TX  77063
==================================== ================ ======================================================================

         The compensation paid to the Trustees of the Trust for the fiscal year ended October 31, 1998 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

==================================== ----------------------- ==================================
                                           AGGREGATE                TOTAL COMPENSATION
                                          COMPENSATION           FROM TRUST (THE TRUST IS
               NAME                        FROM TRUST             NOT IN A FUND COMPLEX)
==================================== ----------------------- ==================================
Kenneth D. Trumpfheller                         0                            0
==================================== ----------------------- ==================================
Steve L. Cobb                                $4,000                       $4,000
==================================== ======================= ==================================
Gary E. Hippenstiel                          $4,000                       $4,000
==================================== ======================= ==================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Funds under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         When a Portfolio and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Portfolios because of the increased volume of the transaction. If the entire blocked order is not filled, the Portfolio may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Portfolio may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Advisor, taking into account such factors as the size of the individual orders and transaction costs, when the Advisor believes an adjustment is reasonable.

DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

         Where:   P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV      =        ending  redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         A Fund's "yield" is determined in accordance with the method defined by the Securities and Exchange Commission. A yield quotation is based on a 30 day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                    Yield = 2[(a-b/cd+1)6-1]
         Where:
         a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivable-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

         Each Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

         Each Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with each Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of any of the Funds may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Funds or considered to be representative of the stock market in general. The Funds may use the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index, the VIF 400 Values Index or the Dow Jones Industrial Average.

         In addition, the performance of any of the Funds may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of any of the Funds. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Funds' investments. The Custodian acts as the Funds' depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.

TRANSFER AGENT

         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Funds' transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' Inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified provides the Funds with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Funds' assets up to $100 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million).

ACCOUNTANTS

         The firm of McCurdy & Associates, CPA's, 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 1999. McCurdy & Associates performs an annual audit of the Funds' financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Funds. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis.

                                AMERIPRIME FUNDS

PART C.  OTHER INFORMATION

Item 23. Exhibits

(a)  Articles of Incorporation.

(i) Copy of Registrant's  Declaration of Trust, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  11,  is  hereby  incorporated  by reference.

(ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

(iv) Copy of Amendment No. 3 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(v) Copy of Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(vi) Copy of Amendment No. 5 and Amendment No. 6 to Registrant's Declaration of Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, are hereby incorporated by reference.

(viii) Copy of Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ix) Copy of Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(x) Copy of Amendment No. 9 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

(xi) Copy of Amendment No. 10 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

(xii) Copy of Amendment No. 11 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(xiii) Copy of Amendment No. 12 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xiv) Copy of Amendment No. 13 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(b)  By-Laws.  Copy of  Registrant's  By-Laws,  which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  11,  is  hereby  incorporated  by reference.

(c) Instruments Defining Rights of Security Holders. - None other than in the Declaration of Trust, as amended, and By-Laws of the Registrant.

(d)  Investment Advisory Contracts.

(i) Copy of Registrant's Management Agreement with Carl Domino Associates, L.P., Adviser to Carl Domino Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ii) Copy of Registrant's Management Agreement with Jenswold, King & Associates, Adviser to Fountainhead Special Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

(iii) Copy of Registrant's  Management Agreement with GLOBALT,  Inc., Adviser to
GLOBALT   Growth   Fund,   which  was  filed  as  an  Exhibit  to   Registrant's
Post-Effective Amendment No. 11, is hereby incorporated by reference.

(iv) Copy of Registrant's Management Agreement with IMS Capital Management, Inc., Adviser to the IMS Capital Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

(v) Copy of Registrant's Management Agreement with Commonwealth Advisors, Inc., Adviser to Florida Street Bond Fund and Florida Street Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

(vi) Copy of Registrant's Management Agreement with Corbin & Company, Adviser to
Corbin   Small-Cap  Fund,   which  was  filed  as  an  Exhibit  to  Registrant's
Post-Effective Amendment No. 8, is hereby incorporated by reference.

(vii) Copy of Registrant's proposed Management Agreement with Vuong Asset Management Company, LLC, Adviser to MAI Enhanced Index Fund, MAI Growth & Income Fund, MAI Aggressive Growth Fund, MAI High-Yield Income Fund, MAI Capital Appreciation Fund and MAI Global Equity Fund (the "MAI Family of Funds"), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(viii) Copy of Registrant's proposed Management Agreement with CWH Associates, Inc., Advisor to Worthington Theme Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 10, is hereby incorporated by reference.

(ix) Copy of Registrant's Management Agreement with Burroughs & Hutchinson, Inc., Advisor to the Marathon Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

(x) Copy of Registrant's Management Agreement with The Jumper Group, Inc., Adviser to the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xi) Copy of Registrant's Management Agreement with Appalachian Asset Management, Inc., Advisor to the AAM Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(xii) Copy of Registrant's Management Agreement with Martin Capital Advisors, L.L.P., Advisor to the Austin Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xiii) Copy of Registrant's proposed Management Agreement with Paul B. Martin, Jr. d/b/a Martin Capital Advisors, Advisor to the Texas Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(xiv) Copy of Registrant's proposed Management Agreement with Paul B. Martin, Jr. d/b/a Martin Capital Advisors, Advisor to the U.S. Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(xv) Copy of Registrant's Management Agreement with Gamble, Jones, Morphy & Bent, Advisor to the GJMB Growth Fund, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  23,  is  hereby  incorporated  by reference.

(xvi) Copy of Registrant's Proposed Management Agreement with Cornerstone Investment Management, Advisor to the Cornerstone MVP Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No.18, is hereby incorporated by reference.

(xvii) Copy of Registrant's Management Agreement with Carl Domino Associates, L.P., Advisor to the Carl Domino Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xviii) Copy of Registrant's Management Agreement with Carl Domino Associates, L.P., Advisor to the Carl Domino Global Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(xix) Copy of Registrant's Management Agreement with Dobson Capital Management, Inc,. Advisor to the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25, is hereby incorporated by reference.

(xx) Copy of Registrant's Proposed Management Agreement with Auxier Asset Management, LLC, Advisor to the Auxier Focus Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

(xxi) Copy of Registrant's Proposed Management Agreement with Cornerstone Capital Management, Inc., Advisor to the Shepherd Values Market Neutral Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

(xxii) Copy of Registrant's Proposed Management Agreement with Cornerstone Capital Management, Inc., Advisor to the Shepherd Values Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

(xxiii) Copy of Registrant's Proposed Management Agreement with Columbia Partners, L.L.C., Investment Management, Advisor to the Columbia Partners Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 20, is hereby incorporated by reference.

(xxiv) Copy of Registrant's Proposed Management Agreement with Legacy Investment Group, LLC, d/b/a Cash Management Systems ("CMS"), Adviser to The Cash Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 22, is hereby incorporated by reference.

(xxv) Sub-Advisory Agreement for The Cash Fund [to be supplied].

(xxvi) Copy of Registrant's Proposed Management Agreement with Ariston Capital Management Corporation, Advisor to the Ariston Convertible Securities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No.
         24, is hereby incorporated by reference.

(xxvii) Copy of Registrant's Proposed Management Agreement with Leader Capital Corp., Advisor to the Leader Mutual Bank Fund, which was filed as an Exhibit to Registrant's Post Effective Amendment No. 25, is hereby incorporated by reference.

(xxviii) Copy of Registrant's  Proposed  Management  Agreement with  Cornerstone
         Capital Management, Inc., Advisor to the Shepherd Values VIF Equity Fund, is filed herewith.

(xxix) Copy of Registrant's Proposed Management Agreement with Cornerstone Capital Management, Inc., Advisor to the Shepherd Values Small-Cap Fund, is filed herewith.

(xxx) Copy of Registrant's Proposed Management Agreement with Cornerstone Capital Management, Inc., Advisor to the Shepherd Values International Fund, is filed herewith.

(xxxi) Copy of Registrant's Proposed Management Agreement with Cornerstone Capital Management, Inc., Advisor to the Shepherd Values Fixed Income Fund, , is filed herewith.

(xxxii) Sub-Advisory Agreements for the International Fund, the Small-Cap Fund, and the Fixed Income Fund [to be supplied].

(e)  Underwriting Contracts.

(i) Copy of Registrant's Amended and Restated Underwriting Agreement with AmeriPrime Financial Securities, Inc., which was filed as an Exhibit to
Registrant's   Post-Effective   Amendment  No.  8,  is  hereby  incorporated  by
reference.

(ii) Copy of Registrant's proposed Underwriting Agreement with AmeriPrime Financial Securities, Inc. and OMNI Financial Group, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(f)  Bonus or  Profit Sharing Contracts.- None.

(g)   Custodial Agreements.

(i) Copy of  Registrant's  Agreement  with the  Custodian,  Firstar  Bank,  N.A.
(formerly   Star  Bank),   which  was  filed  as  an  Exhibit  to   Registrant's
Post-Effective Amendment No. 11, is hereby incorporated by reference.

(ii) Copy of Registrant's Appendix B to the Agreement with the Custodian, Star Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

(iii) Copy of Registrant's Proposed Agreement with UMB Bank, N.A., Custodian to the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

(h) Other Material Contracts. Copy of Registrant's Agreement with the Administrator, AmeriPrime Financial Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(i)      Legal Opinion.

(i) Opinion of Brown, Cummins & Brown Co., L.P.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

(ii) Consent of Brown, Cummins & Brown Co., L.P.A is filed herewith.

(j) Other Opinions. Consent of Accountant is filed herewith.

(k)  Omitted Financial Statements.- None.

(l) Initial Capital Agreements. Copy of Letter of Initial Stockholders, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(m) Rule 12b-1 Plan.

(i) Form of Registrant's Rule 12b-1 Service Agreement which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

(ii)  Copy  of  Registrant's  Rule  12b-1   Distribution  Plan  for  the  Austin
Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(iii)  Copy  of  Registrant's  Rule  12b-1   Distribution  Plan  for  the  Texas
Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(iv) Copy of Registrant's Rule 12b-1 Distribution Plan for the U.S. Opportunity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

(v) Copy of Registrant's Rule 12b-1 Distribution Plan for the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

(vi) Copy of Registrant's Rule 12b-1 Distribution Plan for the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

(vii) Copy of Registrant's Proposed Rule 12b-1 Distribution Plan for the Ariston Convertible Securities Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

(viii) Copy of Registrant's Proposed Rule 12b-1 Distribution Plan for the Leader Mutual Bank Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25, is hereby incorporated by reference.

(n) Financial Data Schedule - None.

(o) Rule 18f-3 Plan.

(i) Rule 18f-3 Plan for the Carl Domino Equity  Income Fund,  which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  16,  is  hereby
incorporated by reference.

(ii) Rule 18f-3 Plan for the Jumper Strategic Advantage Fund, which was filed as
an  Exhibit  to  Registrant's   Post-Effective   Amendment  No.  21,  is  hereby
incorporated by reference.

(p)Power of Attorney.

(i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.

(ii) Powers of Attorney for Trustees and Officers which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.

(iii) Power of Attorney for the Treasurer of the Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with the Registrant (As of June 1, 1999)

(a) Sun Trust Bank (a national bank), as custodian, may be deemed to control the Jumper Strategic Advantage Fund as a result of its beneficial ownership of the Fund. The Registrant is unaware of any person under common control with the Fund.
(b) Michael F. Horn, Sr. may be deemed to control the Columbia Partners Equity Fund as a result of his beneficial ownership of his Fund. The Registrant is unaware of any person under common control with the Fund.
(c) Each of Mary A. Trapani and Marilyn C. Franken, may be deemed to control the Shepherd Values Market Neutral Fund as a result of their respective beneficial ownership of the Fund (52.2% and 35.5% respectively). The Registrant is unaware of any persons under common control with the Fund.
(d) Each of Carl Domino and Carl Domino Associates, L.P. (a Florida limited partnership which is controlled by Carl Domino because he controls the general partner), may be deemed to control the Domino Global Equity Income Fund as a result of their respective beneficial ownership of the Fund (62.1% and 37.9% respectively). As a result, Carl Domino Associates, L.P. and the Fund may be deemed to be under the common control of Carl Domino.
(e) Carl Domino may be deemed to control the Domino Growth Fund as a result of his beneficial ownership of the Fund (72.0%). Carl Domino controls Carl Domino Associates, L. P. (a Florida limited partnership) because he controls the general partner. As a result Carl Domino Associates, L.P. and the Fund may be deemed to be under the common control of Carl Domino.
(f) Marilyn C. Franken, may be deemed to control the Shepherd Values Growth Fund as a result of her beneficial ownership of the Fund. The Registrant is unaware of any person under common control with the Fund.
(g) Charles L. Dobson, may be deemed to control the Dobson Covered Call Fund as a result of his beneficial ownership of the Fund (63.6%). Charles L. Dobson controls Dobson Capital Management, Inc., (a California corporation) because he owns 100% of its shares. As a result, Dobson Capital Management, Inc., and the Fund may be deemed to be under the common control of Carl Domino.

Item 25. Indemnification

(a)  Article  VI  of  the   Registrant's   Declaration  of  Trust  provides  for
indemnification of officers and Trustees as follows:

         Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

         Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

         Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

         The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

A. Carl Domino Associates, L.P., 580 Village Boulevard, Suite 225, West Palm Beach, Florida 33409, ("CDA"), adviser to the Carl Domino Equity Income Fund, the Carl Domino Growth Fund and the Carl Domino International Global Equity Income Fund, is a registered investment adviser.

(1) CDA has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the partners and officers of CDA during the past two years.

(a) Lawrence Katz, a partner in CDA, is an orthopedic surgeon in private practice.

(b) Saltzman Partners, a partner in CDA, is a limited partnership that invests in companies and businesses.

(c) Cango Inversiones, SA, a partner in CDA, is a foreign business entity that invests in U.S. companies and businesses.

B. King Investment Advisors Inc., 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 ("King King"), adviser to the Fountainhead Special Value Fund, is a registered investment adviser.

(1) King has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of King during the past two years.

(a) John Servis, a director of JKA King, is a licensed real estate broker.


C. GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305 ("GLOBALT"), adviser to GLOBALT Growth Fund, is a registered investment adviser.

(1) GLOBALT has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the officers and directors of GLOBALT during the past two years.

(a) Gregory S. Paulette, an officer of GLOBALT, is the president of GLOBALT Capital Management, a division of GLOBALT.

D. IMS Capital Management, Inc., 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015, ("IMS"), Adviser to the IMS Capital Value Fund, is a registered investment adviser.

(1) IMS has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of IMS during the past two years - None.

E. CommonWealth Advisors, Inc., 929 Government Street, Baton Rouge, Louisiana 70802, ("CommonWealth"), Adviser to the Florida Street Bond Fund and the Florida Street Growth Fund, is a registered investment adviser.

(1) CommonWealth has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of CommonWealth during the past two years.

(a) Walter A. Morales, President/Chief Investment Officer of CommonWealth was the Director of an insurance/broadcasting corporation, Guaranty Corporation, 929 Government Street, Baton Rouge, Louisiana 70802 from August 1994 to February 1996. From September 1994 through the present, a registered representative of a Broker/Dealer company, Securities Service Network, 2225 Peters Road, Knoxville, Tennessee 37923. Beginning August 1995 through the present, an instructor at the University of Southwestern Louisiana in Lafayette, Louisiana.

F. Corbin & Company, 1320 S. University Drive, Suite 406, Fort Worth, Texas 76107, ("Corbin"), Adviser to the Corbin Small-Cap Value Fund, is a registered investment adviser.

(1) Corbin has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of Corbin during the past two years - None.

G. Vuong Asset Management Company, LLC, 6575 West Loop South, Suite 110, Houston, Texas 77401, ("VAMCO"), Adviser to the MAI Family of Funds, is a registered investment adviser.

(1) VAMCO has engaged in no other business during the past two fiscal years.

(2) The following list sets forth substantial business activities of the directors and officers of VAMCO during the past two years.

(a) Qui Tu Vuong, the Chief Investment Officer and head of Equity Asset Management of VAMCO, is the Chief Executive Officer of Vuong & Co., LLC, a holding company at 6575 West Loop South #110, Bellaire, Texas 77401; and Sales Manager/Equities Regulation Representative of Omni Financial Group, LLC, a securities brokerage company at 6575 West Loop South #110, Bellaire, Texas 77401; and President of Oishiicorp, Inc., an investment advising corporation at 6575 West Loop South #110, Bellaire, Texas 77401; and Managing General Partner of Sigma Delta Capital Appreciation Funds, LP, an investment company at 6575 West Loop South #110, Bellaire, Texas 77401; and President of Premier Capital Management and Consulting Group, Inc., a financial consulting corporation at 6575 West Loop South #170, Bellaire, Texas 77401; and from August, 1992 through February, 1996, he was a registered representative of Securities America, Inc., a securities brokerage corporation at 6575 West Loop South #170, Bellaire, Texas 77401.

(b) Quyen Ngoc Vuong, President, Chairman and Chief Financial Officer of VAMCO, is the Manager of Vuong & Company, LLC, and Manager of Omni Financial Group, LLC.

(c) Can Viet Le, Manager of VAMCO, is the Manager of Vuong and Company, LLC, and was Co Founder and Chief Financial Officer of Tribe Computer Works, a manufacturing network in Alameda, California from April 1990 through January, 1996.

H. CWH Associates, Inc., 200 Park Avenue, Suite 3900, New York, New York 10166, ("CWH"), Advisor to the Worthington Theme Fund, is a registered investment Advisor.

(1) CWH has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of CWH during the past two years.

Andrew M. Abrams, the Chief Operating Officer of CWH, is a General Partner of Abrams Investment Partners, L.P., an investment limited partnership at 200 Park Avenue, Suite 3900, New York, New York 10166.

I. Burroughs & Hutchinson, Inc., 702 West Idaho Street, Suite 810, Boise, Idaho ("B&H"), advisor to Marathon Value Fund, is a registered investment adviser.

(1) B&H has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of B&H during the past two years.

Mark R. Matskoo, Vice President and Director of B&H, was broker with D.A. Davidson & Co., a broker/dealer in Boise, Idaho, from 1994 to 1996.

J. The Jumper Group, Inc., 1 Union Square, Suite 505, Chattanooga, Tennessee 37402, ("Jumper"), Advisor to the Jumper Strategic Advantage Fund, is a registered investment advisor.

(1) Jumper has engaged in no other business during the past two fiscal years.

(2) The following list set forth other substantial business activities of the directors and officers of Jumper during the past two years - None.

K. Appalachian Asset Management, Inc., 1018 Kanawha Blvd., East, Suite 209, Charleston, WV 25301 ("AAM"), advisor to AAM Equity Fund, is a registered investment advisor.

(1) AAM has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of AAM during the past two years - None.

L. Martin Capital Advisors, L.L.P. ("Martin"), 816 Congress Ave., Suite 1540, Austin, TX 78701 ("Martin"), advisor to Austin Opportunity Fund, Texas Opportunity Fund, and U.S. Opportunity Fund, is a registered investment advisor.

(1) Martin has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of GJMB during the past two years - None.

M. Gamble, Jones, Morphy & Bent, Inc., 301 East Colorado Boulevard, Suite 802, Pasadena, California 91101 ("GJMB"), Advisor to the GJMB Fund, is a registered investment advisor.

(1) GJMB has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of GJMB during the past two years - None.

N.  Cornerstone  Investment  Management,  L.L.C.  132 West Main  Street,  Aspen,
Colorado 81611 ("Cornerstone"), Advisor to the Cornerstone MVP Fund, is a registered investment advisor.

(1) Cornerstone has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of Cornerstone during the past two years:

Christopher   Shawn   Ryan,   managing   member   of   Cornerstone,   was   Vice
President-Portfolio Manager at NationsBank in Dallas, Texas from January 1994 to October 1997.

O. Dobson Capital Management, Inc., 1422 Van Ness Street., Santa Ana, CA 92707 ("Dobson"), Advisor to the Dobson Covered Call Fund, is a registered investment advisor.

(1) Dobson has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of Dobson during the past two years: Charles L. Dobson, President of Dobson, was the Director of Trading with Analytic/TSA Global Asset Management, 700 S. Flower Street, Suite 2400, Los Angeles CA, from 1996 to 1998.

P. Auxier Asset Management, LLC, 8050 S.W. Warm Springs, Suite 130, Tualatin, OR 97062 ("Auxier"), Advisor to the Auxier Focus Fund, is registered investment advisor.

(1) Auxier has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of Auxier during the past two years: Jeffrey Auxier, Managing Member of Auxier, was a Senior Portfolio Management Director with Smith Barney, Inc. until 1998.

Q. Cornerstone Capital Management, Inc., 6760 Corporate Drive, Suite 230, Colorado Springs, CO 80919 ("CCM"), Adviser to the Shepherd Value Market Fund and the Shepherd Value Growth Fund, is a registered investment advisor.

(1)  CCM has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of CCM during the past two years:

a) Ted M. Ehrlichman, Director of CCM, was a principal with SunTek, Inc., Colorado Springs, CO, a pension consulting firm, from 1995 to 1997.

b) Frank Franiak, Director of CCM, is the President of Monroe Capital, Inc., Chicago, IL, a consulting firm, and a registered representative of March Capital, Inc., Chicago, IL, a broker-dealer.

c) Jason D.  Huntley,  Director of CCM, was Director of  Institutional  Services
with  First  Affirmative/Walnut  Street  Advisers,   Colorado  Springs,  CO,  an
investment advisory firm, from 1996 to 1997.

d) Craig D. Van Hulzen, Director of CCM, was Director of Research with First Affirmative/Walnut Street Advisers, and a registered representative of Walnut Street Securities, Colorado Springs, CO, a broker-dealer, from 1995 to 1997.

R. Columbia Partners, L.L.C., Investment Management, 1775 Pennsylvania Avenue, N.W., Washington, DC 20006 ("Columbia"), Advisor to the Columbia Partners Equity Fund, is a registered investment advisor.

(1) Columbia has engaged in no other business during the past two fiscal years.

(2) The following list sets forth other substantial business activities of the directors and officers of Columbia during the past two years:

Rhys H. Williams, a principal of Columbia, has been a portfolio manager at Columbia since late 1997. Prior to that time, Mr. Williams was the Senior Vice President at Prudential Securities in Philadelphia, PA since 1987.

S. Legacy Investment Group, LLC, d/b/a Cash Management Systems, 290 Turnpike Road, #338, Westborogh, Massachusetts ("CMS), Advisor to The Cash Fund, is a registered investment advisor.

1.       CMS has engaged in no other business during the past two years.

2. The following list sets forth other substantial business activities of the directors and officers of CMS during the past two years:

David W. Reavill, Member of CMS, was a Vice President with Fixed Income Discount Advisory Corp., Shrewsbury, MA, a money market firm, from 1997 to 1998 and a Vice President of Reich & Tang, LLC, Westlake Village, CA, a money market firm, from 1996 to 1997.

T. Ariston Capital Management Corporation, 40 Lake Bellevue Drive, Suite 220, Bellevue, Washington 98005 ("Ariston"), Advisor to the Ariston Convertible Securities Fund, is a registered investment advisor.

1.   Ariston has engaged in no other business during the past two years.

2. The following list sets forth other substantial business activities of the directors and officers of Ariston during the past two years: None.

U. Leader Capital Corp., 121 S.W. Morrison St., Ste. 450, Portland, OR 97204 ("Leader"), Adviser to the Leader Mutual Bank Fund, is a registered investment advisor.

1.   Leader has engaged in no other business during the past two fiscal years.

2. The following list sets forth other substantial business activities of the directors and officers of Leader during the past two years:

(a) John Lekas, President of Leader, was a registered representative with Smith Barney from July 1993 to November 1997.

(b) Jason McMillen, Vice President of Leader, was a research assistant with Smith Barney from December 1996 to December 1997.

(c) Carey Guenther, Secretary of Leader, was a customer account representative with Columbia Funds from July 1997 to January, 1998.

Item 27. Principal Underwriters

A. AmeriPrime Financial Securities, Inc., is the Registrant's principal underwriter. Kenneth D. Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the President, Secretary and Treasurer of the underwriter and the President and a Trustee of the Registrant. It is also the underwriter for the AmeriPrime Insurance Trust, the Kenwood Funds, the Rockland Funds Trust, the TANKA Funds, Inc. and the Grand Prix Fund.

B. Omni Financial Group, LLC ("OMNI") acts as co-distributor, along with AmeriPrime Financial Securities, Inc., of the MAI Family of Funds. Qui T. Vuong, Quyen N. Vuong and Diep N. Vuong, each of whose principal business address is 6575 West Loop South, Suite 125, Bellaire, Texas 77401, are the managers of OMNI, and they hold no offices or position with the Registrant.

Item 28. Location of Accounts and Records

         Accounts,  books and  other  documents  required  to be  maintained  by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 and/or by the Registrant's Custodian, Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or transfer and shareholder service agents, American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760 and Unified Fund Services, Inc., 431 Pennsylvania Street, Indianapolis, IN 46204.

Item 29. Management Services Not Discussed in Parts A or B

         None.

Item 30. Undertakings


         None.




                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 17th day of June, 1999.


                                                    AmeriPrime Funds



                                          By:__________/s/______________________
                                                 Donald S. Mendelsohn,
                                                 Attorney-in-Fact


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Kenneth D. Trumpfheller,
President and Trustee

                      By:___________/s/_______________________
                              Donald S. Mendelsohn,
                              Attorney-in-Fact

Gary E. Hippensteil, Trustee

Steve L. Cobb, Trustee             June 17, 1999

Paul S. Bellany, Treasurer

                                  EXHIBIT INDEX

1    Proposed Management Agreement with Cornerstone Capital Management,  Inc for the Shepherd Values VIF Equity Fund..............................EX-99.B5.3

2    Proposed Management Agreement with Cornerstone Capital Management,  Inc for the Shepherd Values Small-Cap Fund................................EX99.B5.4

3    Proposed Management Agreement with Cornerstone Capital Management,  Inc for the Shepherd Values International Fund...........................EX-99.B5.1

4    Proposed Management Agreement with Cornerstone Capital Management,  Inc for the Shepherd Values Fixed Income Fund............................EX-99.B5.2

5.   Consent of  Counsel................................................EX99.B10

6    Consent of Accountant.............................................EX-99.B11